Prepayments	12 Months Ended
Jun. 30, 2023
Prepayments [Abstract]
Prepayments	Note 16. Prepayments
	Consolidated
	30 June 2023	30 June 2022
	$	$

Prepaid insurance	834,281	876,847
Other prepayments	-	18,966
	834,281	895,813